CONDENSED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash		$ 221	$ 758	$ 5,517
Cash, restricted		600	0
Inventory, net		3,758	4,070	2,916
Accounts receivable, net of allowance of $30 and $30 ($335 and $480 from related party)		557	702	788
Prepaid expenses and other current assets		336	411	49
Due from related party			0	1,350
Total current assets		5,472	5,941	10,620
Property and equipment, net		882	816	806
Intangible assets, net		16,111	16,382	18,196
Total assets		22,465	23,139	29,622
Current liabilities
Accounts payable		1,393	868	1,841
Accrued expenses		731	511	772
Accrued bonuses			0	298
Accrued interest		87	42	42
Deferred revenue		50	0
Due to related parties		264	2,110	1,526
Deferred revenue - related party		0	480	480
Obligation under capital lease		135	123	129
Derivative liabilities		520	270	0
Total current liabilities		3,180	4,404	5,088
Long-term obligation under capital lease		83	0	118
Convertible note payable		2,000	2,000	2,000
Total liabilities		$ 5,263	$ 6,404	$ 7,206
Commitments and contingencies
Convertible preferred stock			$ 378	$ 0
Total convertible preferred stock		$ 999	378	0
Stockholders' equity (deficit)
Preferred stock, Value		0	0	0
Common stock, Value	[1]	0	0	0
Additional paid in capital		190,302	186,919	174,000
Accumulated deficit		(174,077)	(170,540)	(151,562)
Treasury stock, Value		(22)	(22)	(22)
Total stockholder’s equity		16,203	16,357	22,416
Total liabilities and stockholders' equity		22,465	23,139	$ 29,622
Series A convertible Preferred Stock [Member]
Current liabilities
Convertible preferred stock		0	378
Series B convertible Preferred Stock [Member]
Current liabilities
Convertible preferred stock		104	0
Series C convertible Preferred Stock [Member]
Current liabilities
Convertible preferred stock		$ 895	$ 0

[1]	Less than $1